Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Chesapeake Investment Trust
Entity Central Index Key	0000893759
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000028818
Shareholder Report [Line Items]
Fund Name	The Chesapeake Growth Fund
Trading Symbol	CHCGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Chesapeake Growth Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/chesapeake/. You can also request this information by contacting us at (800) 430-3863.
Additional Information Phone Number	(800) 430-3863
Additional Information Website	https://funddocs.filepoint.com/chesapeake/
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Chesapeake Growth Fund (The)	$87	1.74%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.74%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Chesapeake Growth Fund (The)	S&P 500® Index
Apr-2016	$10,000	$10,000
Apr-2017	$11,611	$11,792
Apr-2018	$14,027	$13,356
Apr-2019	$15,315	$15,158
Apr-2020	$15,738	$15,289
Apr-2021	$22,383	$22,320
Apr-2022	$19,347	$22,367
Apr-2023	$18,603	$22,963
Apr-2024	$21,172	$28,167
Apr-2025	$22,746	$31,574
Apr-2026	$27,789	$41,379

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Chesapeake Growth Fund (The)	22.17%	4.42%	10.76%
S&P 500® Index	31.05%	13.14%	15.26%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (800) 430-3863 or visit https://chesapeakefunds.com for updated performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call (800) 430-3863 or visit https://chesapeakefunds.com for updated performance information.
AssetsNet	$ 45,848,906
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 225,534
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of April 30, 2026)

Table Summary
Net Assets	$45,848,906
Number of Portfolio Holdings	34
Advisory Fee	$225,534
Portfolio Turnover	31%

Holdings [Text Block]

Asset Weighting (% of total investments)

(as of April 30, 2026)

Table Summary
Value	Value
Common Stocks	91.4%
Money Market Funds	8.6%

Top 10 Holdings (% of net assets)

(as of April 30, 2026)

Table Summary
Holding Name	% of Net Assets
Alphabet, Inc. - Class C	7.4%
Apple, Inc.	7.1%
NVIDIA Corporation	6.2%
UBS Group AG	6.2%
Amazon.com, Inc.	5.9%
Mastercard, Inc. - Class A	5.4%
Citigroup, Inc.	5.4%
Microsoft Corporation	5.1%
Boeing Company (The)	3.9%
Broadcom, Inc.	3.7%

Sector Weighting (% of net assets)

(as of April 30, 2026)

Table Summary
Value	Value
Energy	1.9%
Materials	2.7%
Consumer Staples	3.2%
Health Care	3.6%
Money Market Funds	8.6%
Industrials	10.5%
Consumer Discretionary	11.6%
Financials	12.8%
Communications	13.9%
Technology	31.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.